Document	Nov. 11, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	Digi International Inc
Entity Central Index Key	0000854775
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-34033
Entity Tax Identification Number	41-1532464
Entity Address, Address Line One	9350 Excelsior Blvd.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Hopkins
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	912-3444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 11, 2026
The Nasdaq Stock Market LLC
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	DGII
Security Exchange Name	NASDAQ